Richard J. Coyle Partner	320 South Canal Street Chicago, Illinois 60606

T 312.845.3724
rcoyle@chapman.com

April 28, 2023

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Bitwise Funds Trust (the “Registrant”)
File Nos. 333-264900; 811-23801

Ladies and Gentlemen:

On behalf of the Registrant, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant and its series, Bitwise Web3 ETF, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 3, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on April 27, 2023.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3724.

Sincerely yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Richard J. Coyle
Richard J. Coyle